Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 629	¥ 134	¥ 243
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	[1]	598	¥ 134	¥ 241
Property, Plant and Equipment, Other Types | Coal-biomass co-fired power plants [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 20,030

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2025 include write-downs of property under facility operations held by certain subsidiaries, of which ¥20,030 million related to write-downs of two coal-biomass co-fired power plants.